Stock-Based Compensation - Schedule of Unvested Restricted Stock Activity (Detail) - Restricted Stock - $ / shares		9 Months Ended
	Jun. 17, 2020	Sep. 30, 2020
Shares
Nonvested at the beginning		2,038,955
Nonvested, Granted	0	879
Nonvested, Vested		(277,815)
Nonvested, Forfeited or canceled		(666,227)
Nonvested at the ending		1,095,792
Estimated Fair Value Per Share
Nonvested at the beginning		$ 2.04
Nonvested, Granted		2.34
Nonvested, Vested		1.51
Nonvested, Forfeited or canceled		1.78
Nonvested at the ending		$ 2.34